Offerings	Sep. 14, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Class B ordinary shares, par value US$0.0001 per share
Amount Registered | shares	294,855,501
Proposed Maximum Offering Price per Unit	1.0956
Maximum Aggregate Offering Price	$ 323,043,686.90
Amount of Registration Fee	$ 49,457.99
Offering Note	Pursuant to Rule 416(a) under the Securities Act, this Registration Statement shall also cover any additional Class B ordinary shares of the Registrant (“Class B ordinary shares”) that become issuable as a result of any stock dividend, stock split, recapitalization, or other similar transaction effected without the receipt of consideration that results in an increase to the number of outstanding Class B ordinary shares, as applicable.

Represents 294,855,501 Class B ordinary shares registered for resale by certain Selling Securityholders named in this Registration Statement.

Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) under the Securities Act, based on the average of the high and low prices of the Registrant’s Class B ordinary share on the Nasdaq Capital Market on August 22, 2025, which was approximately $1.0956 per share.

Represent $49,457.99 of filing fees previously paid and applicable filing fee rate in force on the date of the initial filing of the Registration Statement on August 29, 2025.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class B ordinary shares, par value US$0.0001 per share
Amount Registered | shares	290,409
Proposed Maximum Offering Price per Unit	1.95
Maximum Aggregate Offering Price	$ 566,297.55
Fee Rate	0.01531%
Amount of Registration Fee	$ 86.70
Offering Note	Pursuant to Rule 416(a) under the Securities Act, this Registration Statement shall also cover any additional Class B ordinary shares that become issuable as a result of any stock dividend, stock split, recapitalization, or other similar transaction effected without the receipt of consideration that results in an increase to the number of outstanding Class B ordinary shares, as applicable.

Represents 290,409 Class B ordinary shares registered for resale by certain Selling Securityholders named in this Registration Statement, as reflected in the Pre-Effective Amendment No.1 to the Registration Statement.

Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) under the Securities Act, based on the average of the high and low prices of the Registrant’s Class B ordinary share on the Nasdaq Capital Market on September 19, 2025, which was approximately $1.95 per share.